ACCOUNTS RECEIVABLE (Classification of Accounts Receivable) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable, net - current portion	$ 22,637,451	$ 23,184,239
Accounts receivable, net - non-current portion	1,196,747	1,488,251
Accounts receivable, net	$ 23,834,198	$ 24,672,490